Share-Based Compensation Plans (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended																				12 Months Ended							0 Months Ended	8 Months Ended	12 Months Ended						8 Months Ended	12 Months Ended				8 Months Ended	12 Months Ended				8 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Stock Options [Member]	Dec. 31, 2012 Stock Options [Member]	Dec. 31, 2011 Stock Options [Member]	Dec. 31, 2013 Stock Options [Member] Exercise Price $27 - $34 [Member]	Dec. 31, 2013 Stock Options [Member] Exercise Price $35 - $44 [Member]	Dec. 31, 2013 Stock Options [Member] Exercise Price $45 - $55 [Member]	Dec. 31, 2013 Stock Options [Member] Exercise Price $56 - $93 [Member]	Dec. 31, 2013 Stock Options [Member] Maximum [Member]	Dec. 31, 2013 Deferred Stock [Member]	Dec. 31, 2012 Deferred Stock [Member]	Dec. 31, 2011 Deferred Stock [Member]	Dec. 31, 2013 Deferred Stock [Member] Board Service [Member]	Dec. 31, 2012 Deferred Stock [Member] Board Service [Member]	Dec. 31, 2011 Deferred Stock [Member] Board Service [Member]	Dec. 31, 2013 Deferred Stock [Member] Cash Retainer [Member]	Dec. 31, 2012 Deferred Stock [Member] Cash Retainer [Member]	Dec. 31, 2011 Deferred Stock [Member] Cash Retainer [Member]	Dec. 31, 2013 Restricted Stock [Member]	Dec. 31, 2012 Restricted Stock [Member]	Dec. 31, 2011 Restricted Stock [Member]	Dec. 31, 2010 Restricted Stock [Member]	Dec. 31, 2013 Restricted Stock [Member] Board Service [Member]	Dec. 31, 2012 Restricted Stock [Member] Board Service [Member]	Dec. 31, 2011 Restricted Stock [Member] Board Service [Member]	Feb. 14, 2013 Performance Share Units [Member]	Feb. 28, 2013 Performance Share Units [Member]	Dec. 31, 2013 Performance Share Units [Member]		Dec. 31, 2012 Performance Share Units [Member]	Dec. 31, 2011 Performance Share Units [Member]	Dec. 31, 2013 Performance Share Units [Member] Minimum [Member]	Dec. 31, 2013 Performance Share Units [Member] Maximum [Member]	Feb. 28, 2013 Performance Share Units [Member] Threshold Award [Member]	Dec. 31, 2013 Performance Share Units [Member] Threshold Award [Member]		Dec. 31, 2012 Performance Share Units [Member] Threshold Award [Member]	Dec. 31, 2011 Performance Share Units [Member] Threshold Award [Member]	Feb. 28, 2013 Performance Share Units [Member] Target Award [Member]	Dec. 31, 2013 Performance Share Units [Member] Target Award [Member]		Dec. 31, 2012 Performance Share Units [Member] Target Award [Member]	Dec. 31, 2011 Performance Share Units [Member] Target Award [Member]	Feb. 28, 2013 Performance Share Units [Member] Outstanding Award [Member]	Dec. 31, 2013 Performance Share Units [Member] Outstanding Award [Member]		Dec. 31, 2012 Performance Share Units [Member] Outstanding Award [Member]	Dec. 31, 2011 Performance Share Units [Member] Outstanding Award [Member]	Dec. 31, 2013 U. K. Savings Related Share Option Scheme [Member]	Dec. 31, 2012 U. K. Savings Related Share Option Scheme [Member]	Dec. 31, 2011 U. K. Savings Related Share Option Scheme [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense (benefit)	$ 31.5	$ 30.0	$ 31.4	$ 7.5	$ 9.4	$ 12.1						$ 0.9	$ 0.8	$ 0.8							$ 9.8	$ 10.0	$ 7.0							$ 13.1		$ 9.6	$ 11.3																		$ 0.2	$ 0.2	$ 0.2
Income tax benefit recognized related to share-based compensation	21.2	2.4	3.0
Consideration received from share-based awards	101.0	6.0	31.8
Excess income tax benefit recognized related to share-based compensation awards	8.4	(2.1)	3.1
Share-based payment award vesting period				4 years											1 year
Expiration period				10 years											3 years
Purchase price (in hundredths)											100.00%
Stock option activity [Roll forward]
Outstanding, beginning of period (in shares)				5,344,000	5,265,000	5,940,000
Granted (in shares)				221,000	302,000	199,000
Exercised (in shares)				(2,576,000)	(116,000)	(721,000)
Expired or cancelled (in shares)				(206,000)	(107,000)	(153,000)
Outstanding, end of period (in shares)				2,783,000	5,344,000	5,265,000
Vested or expected to vest, end of period (in shares)				2,769,000	5,326,000	5,235,000
Exercisable, end of period (in shares)				2,153,000	4,210,000	3,626,000
Weighted average exercise price, Outstanding, beginning of period (in dollars per share)				$ 50	$ 50	$ 48
Weighted average exercise price, Granted (in dollars per share)				$ 53	$ 45	$ 67
Weighted average exercise price, Exercised (in dollars per share)				$ 43	$ 34	$ 39
Weighted average exercise price, Expired or cancelled (in dollars per share)				$ 51	$ 51	$ 49
Weighted average exercise price, Outstanding, end of period (in dollars per share)				$ 57	$ 50	$ 50
Weighted average exercise price, Vested or expected to vest, end of period (in dollars per share)				$ 57	$ 50	$ 50
Weighted average exercise price, Exercisable, end of period (in dollars per share)				$ 58	$ 51	$ 51
Weighted average remaining contractual term, Outstanding, end of period				5 years 1 month 6 days	5 years	5 years 8 months 12 days
Weighted average remaining contractual term, Vested or expected to vest, end of period (in years)				4 years 9 months 18 days	4 years 10 months 24 days	5 years 7 months 6 days
Weighted average remaining contractual term, Exercisable, end of period (in years)				4 years 2 months 12 days	4 years 3 months 18 days	4 years 9 months 18 days
Aggregate intrinsic value, Exercised				63	1	13
Aggregate intrinsic value, Outstanding, end of period				81	14	7
Aggregate intrinsic value, Exercisable, end of period				60	11	4
Fair value of options vested				9.0	11.4	14.3
Total unrecognized compensation cost, net of estimated forfeitures				6.5																	10.8
Total unrecognized compensation cost, weighted-average period for recognition				1 year 3 months 18 days																	2 years
Assumptions used to estimate fair value [Abstract]
Average risk-free interest rate (in hundredths)				1.10%	1.10%	2.60%
Expected dividend yield (in hundredths)				1.70%	1.80%	1.10%
Expected volatility (in hundredths)				42.00%	44.00%	41.00%
Expected term				5 years 10 months 24 days	5 years 10 months 24 days	5 years 10 months 24 days
Risk-free interest rate term				5 years
Weighted average of daily historical volatility of Company's stock price, weight (in hundredths)				75.00%
Implied volatility based on exchange traded options for Company's common stock, weight (in hundredths)				25.00%
Weighted-average grant-date fair value of options granted (in dollars per share)				$ 17.99	$ 15.88	$ 25.21
Term for restrictions to lapse																					6 years
Stock units granted at period end (in shares)															14,844	14,685	8,732	31,733	28,400	23,566					14,844	20,559	9,978
Restricted stock activity [Roll forward]
Unvested, beginning of period (in shares)																					589,000	409,000	295,000
Granted (in shares)																					192,000	309,000	264,000					7,612
Vested (in shares)																					(90,000)	(124,000)	(143,000)
Forfeited (in shares)																					(64,000)	(5,000)	(7,000)
Unvested, end of period (in shares)																					627,000	589,000	409,000	295,000
Weighted average price per share, Unvested, beginning of period (in dollars per share)																					$ 55	$ 59	$ 45
Weighted average price per share, Granted (in dollars per share)																					$ 52	$ 44	$ 67
Weighted average price per share, Vested (in dollars per share)																					$ 52	$ 40	$ 46
Weighted average price per share, Forfeited (in dollars per share)																					$ 56	$ 67	$ 52
Weighted average price per share, Unvested, end of period (in dollars per share)																					$ 54	$ 55	$ 59	$ 45
Weighted average remaining contractual term, Unvested, end of period (in years)																					1 year 3 months 18 days	1 year 8 months 12 days	1 year 9 months 18 days	0 years 10 months 24 days
Aggregate intrinsic value, Unvested, end of period																					$ 54
Performance Share Units [Abstract]
Performance period range																																		1 year	3 years
Performance Share Units Detail [Abstract]
Grant Date																														Feb. 14, 2013	[1]	Feb. 15, 2012	Feb. 16, 2011
Grant Date																													July 1, 2012 and February 14, 2013
Performance period																													2012–2014	2013	[1]	2012	2011
Vesting Date(s)																													50% on July 1, 2015 and 2016	50% on December 31, 2014 and 2015	[1]	50% on December 31, 2013 and 2014	50% on December 31, 2012 and 2013
Award payout percentage (in hundredths)																													50.00%	50.00%		50.00%	50.00%
Award Level (in shares)																																				66,949	76,120	[1]	84,480	61,182	133,898	152,240	[1]	168,960	122,364	267,796	304,480	[1]	337,920	244,728
Units Forfeited in 2013 (at Target Award level)																																									10,715	0	[1]	8,854	4,946
Shares Issued in 2013																													0	0	[1]	79,963	86,951
Shares Subject to Holding Period as of December 31, 2013																													0	210,091	[1]	72,843	0
Award payout percentage of performance target (in hundredths)																													0.00%	140.00%	[1]	96.00%	158.00%
Other Stock Plans [Abstract]
Requisite service period (in years)																																																			1 year
Purchase price, minimum (in hundredths)																																																			85.00%
Possible vesting period term																																																			either three, five or seven years
Payroll deduction period to accumulate funds used for share-based payment award (in months)																																																			60 months
Options outstanding and exercisable [Abstract]
Exercise price range, lower range limit (in dollars per share)							$ 27	$ 35	$ 45	$ 56
Exercise price range, upper range limit (in dollars per share)							$ 34	$ 44	$ 55	$ 93
Options outstanding, shares (in shares)				2,783,000			204,000	342,000	991,000	1,246,000
Options outstanding, weighted-average remaining contractual life				5 years 1 month 6 days			4 years 7 months 6 days	5 years 9 months 18 days	5 years 9 months 18 days	3 years 9 months 18 days
Options outstanding, weighted-average exercise price (in dollars per share)				$ 57			$ 30	$ 44	$ 53	$ 67
Options exercisable, shares (in shares)				2,153,000			204,000	164,000	625,000	1,160,000
Options exercisable, weighted-average exercise price (in dollars per share)				$ 58			$ 30	$ 44	$ 53	$ 67

[1]	Included in these figures are 7,612 of performance share units that were granted on February 14, 2013 with a separate performance period, performance criteria and vesting date. The performance period is 2013 through 2015, with a vesting date of July 1, 2016. The award’s current performance level is at Target.